CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Operating activities
Net increase (decrease) in net assets resulting from operations	$ (907)	$ 1,097
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by operating activities:
Capitalized paid-in-kind income	(473)	(180)
Amortization of premium/accretion of discount, net	(25)	(126)
Proceeds from sales of investments	1,150	23,251
Proceeds from paydowns on investments	12,717	3,817
Net receipt of settlement of derivatives		115
Net payment of settlement of derivatives		(13)
Net realized losses on derivatives		(101)
Purchases of investments	(104)	(10,143)
Net realized gains on investments	3,334	866
Net change in unrealized appreciation on investments	(2,166)	(776)
Net change in unrealized appreciation (depreciation) on foreign currency forward contracts		73
(Increase) decrease in operating assets:
Interest and dividend income receivable	137	394
Principal receivable	20	11,426
Receivable from related parties	2	4
Prepaid expenses and other assets	188	203
Increase (decrease) in operating liabilities:
Accrued management fee	(46)	(161)
Payable to related parties	7	(4)
Accrued professional services fees	(84)	(143)
Accounts payable, accrued expenses and other liabilities	6	(16)
Net cash provided by (used in) operating activities	13,756	29,583
Financing activities
Distributions paid	(15,101)	(27,388)
Net cash used in (provided by) financing activities	(15,101)	(27,388)
Net increase (decrease) in cash and cash equivalents	(1,345)	2,195
Cash and cash equivalents, beginning of period	3,688	8,956
Cash and cash equivalents, end of period	$ 2,343	$ 11,151